Condensed Consolidated Statements of Changes in Stockholders’ Deficiency (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative liabilities	$ 178,414	$ 168,316
Series C Convertible Preferred Stock [Member]
Gross proceeds	1,367,120	1,930,000
Issuance costs	211,835	$ 264,720
Sale of Series C convertible preferred stock, cash	150,383
Sale of Series C convertible preferred stock, non-cash	$ 61,452